Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
C000088731
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 32,070	$ 24,126	$ 21,987	$ 23,362	$ 19,120	$ 17,208	$ 15,018	$ 13,973	$ 11,333	$ 10,630	$ 10,000
C000027654
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 29,928	22,571	20,620	21,972	18,023	16,259	14,224	13,270	10,786	10,146	9,575
C000027656
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 29,024	22,055	20,289	21,787	18,010	16,367	14,431	13,562	11,104	10,528	10,000
C000027659
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 32,146	24,177	22,027	23,408	19,141	17,219	15,030	13,978	11,332	10,630	10,000
C000135447
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 32,308	24,291	22,121	23,504	19,212	17,281	15,064	14,004	11,343	10,635	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002	26,142	22,964	25,294	19,773	16,834	14,498	13,642	11,103	10,275	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002	26,142	22,964	25,294	19,773	16,834	14,498	13,642	11,103	10,275	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002	26,142	22,964	25,294	19,773	16,834	14,498	13,642	11,103	10,275	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002	26,142	22,964	25,294	19,773	16,834	14,498	13,642	11,103	10,275	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002	$ 26,142	$ 22,964	$ 25,294	$ 19,773	$ 16,834	$ 14,498	$ 13,642	$ 11,103	$ 10,275	$ 10,000